Shareholders’ Equity - Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Warrant Activity [Abstract]
Warrants Outstanding, Ending balance	100,536	1,048	1,291	742
Weighted Average Exercise Price, Ending balance	$ 225.25	$ 21,900	$ 41,875	$ 88,000
Average Remaining Contractual Life, Ending balance	4 years 6 months 10 days	2 years 10 months 20 days	3 years 3 months 18 days	3 years
Warrants Outstanding, Granted	99,849		718
Weighted Average Exercise Price, Granted	$ 97.87		$ 8,000
Average Remaining Contractual Life, Granted	4 years 6 months 18 days		4 years 11 months 12 days
Warrants Outstanding, Forfeited	(22)	(200)
Weighted Average Exercise Price, Forfeited	$ 86,910.83	$ 134,000
Warrants Outstanding, Exercised	(339)	(43)	(169)
Weighted Average Exercise Price, Exercised	$ 2,501.83	$ 625	$ 3,025